Netting of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Netting of Financial Instruments
Summaries of derivative assets and related setoff amounts
	December 31, 2013			December 31, 2012
	Gross amount of recognized assets	Gross amount offset in the balance sheet	Net amount of assets in the balance sheet	Gross amount of recognized assets	Gross amount offset in the balance sheet	Net amount of assets in the balance sheet
	(in thousands)
Derivatives subject to master netting arrangements:
MBS put options	$665	$—	$665	$967	$—	$967
MBS call options	91	—	91	—	—	—
Forward purchase contracts	416	—	416	1,645	—	1,645
Forward sale contracts	18,762	—	18,762	1,818	—	1,818
Netting	—	(7,358)	(7,358)	—	(1,091)	(1,091)

	19,934	(7,358)	12,576	4,430	(1,091)	3,339
Derivatives not subject to master netting arrangements—IRLCs	8,964	—	8,964	23,951	—	23,951

	$28,898	$(7,358)	$21,540	$28,381	$(1,091)	$27,290

Summary of the amount of derivative asset positions by significant counterparty after considering master netting arrangements and financial instruments or cash pledged

	December 31, 2013				December 31, 2012
		Gross amount not offfset in the consolidated balance sheet				Gross amount not offset in the consolidated balance sheet
	Net amount of assets in the balance sheet				Net amount of assets in the balance sheet
		Financial instruments	Cash collateral received	Net amount		Financial instruments	Cash collateral received	Net amount
	(in thousands)
Interest rate lock commitments	$8,964	$—	$—	$8,964	$23,951	$—	$—	$23,951
Credit Suisse First Boston Mortgage Capital LLC	2,149	—	—	2,149	—	—	—	—
Bank of America, N.A.	1,680	—	—	1,680	1,782	—	—	1,782
Morgan Stanley Bank, N.A.	1,704	—	—	1,704	—	—	—	—
Daiwa Capital Markets	1,190	—	—	1,190	—	—	—	—
Citibank, N.A.	—	—	—	—	522	—	—	522
Other	5,853	—	—	5,853	1,035	—	—	1,035

	$21,540	$—	$—	$21,540	$27,290	$—	$—	$27,290

Summary of net derivative liabilities and assets sold under agreements to repurchase and related setoff amounts

	December 31, 2013			December 31, 2012
	Gross amount of recognized liabilities	Gross amount offset in the consolidated balance sheet	Net amount of liabilities in the consolidated balance sheet	Gross amount of recognized liabilities	Gross amount offset in the consolidated balance sheet	Net amount of liabilities in the consolidated balance sheet
	(in thousands)
Derivatives subject to a master netting arrangement:
Forward purchase contracts	$6,542	$—	$6,542	$389	$—	$389
Forward sale contracts	504	—	504	1,894	—	1,894
Netting	—	(6,787)	(6,787)	—	(1,785)	(1,785)

	7,046	(6,787)	259	2,283	(1,785)	498
Derivatives not subject to a master netting arrangement—IRLCs	2,203	—	2,203	11	—	11

Total derivatives	9,249	(6,787)	2,462	2,294	(1,785)	509

Mortgage loans sold under agreements to repurchase	471,592	—	471,592	393,534	—	393,534

	$480,841	$(6,787)	$474,054	$395,828	$(1,785)	$394,043

Summary of amount of derivative liabilities and assets sold under agreements to repurchase by significant counterparty after considering master netting arrangements and financial instruments or cash pledged

	December 31, 2013				December 31, 2012
		Gross amount not offset in the consolidated balance sheet				Gross amount not offset in the consolidated balance sheet
	Net amount of liabilities in the consolidated balance sheet				Net amount of liabilities in the consolidated balance sheet
		Financial instruments	Cash collateral pledged	Net amount		Financial instruments	Cash collateral pledged	Net amount
	(in thousands)
Interest rate lock commitments	$2,203	$—	$—	$2,203	$11	$—	$—	$11
Bank of America, N.A.	234,511	(234,511)	—	—	150,082	(150,082)	—	—
Credit Suisse First Boston Mortgage Capital LLC	198,888	(198,888)	—	—	122,443	(122,252)	—	191
Morgan Stanley Bank, N.A.	38,193	(38,193)	—	—	53	—	—	53
Citibank, N.A.	—	—	—	—	121,200	(121,200)	—	—
Other	259	—	—	259	254	—	—	254

	$474,054	$(471,592)	$—	$2,462	$394,043	$(393,534)	$—	$509